Additional Financial Information of Parent Company - Schedule I Condensed Statements of Cash Flows (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	$ 1,376,597	¥ 9,583,596		¥ 18,108,942	¥ 30,455,939
Depreciation		20,659,686		13,416,578	10,902,651
(Loss) income from equity in subsidiaries and VIEs	720,369	5,015,063		113,486,155	(2,579,447)
Changes in operating assets and liabilities:
Other receivables	(427,334)	(2,975,011)		9,749,600	48,869,539
Other current liabilities	(1,665,214)	(11,592,885)		12,567,773	45,400,912
Net cash provided by (used in) operating activities	(30,632,282)	(213,255,822)		(67,721,633)	617,527,056
Cash flows from investing activities:
Purchases of property and equipment, intangible assets	(1,896,609)	(13,203,815)		(9,308,534)	(39,065,784)
Proceeds from disposal of Up Capital	4,883,672	33,999,151		218,171
Net cash used in investing activities	(52,524,267)	(365,663,454)		(40,881,690)	(74,041,982)
Cash flows from financing activities:
Exercise of options	4,257	29,636		3,267,210	11,678,547
Dividend paid to Jupai shareholders				(126,355,510)	(111,196,228)
Net cash (used in) provided by financing activities	4,257	29,636		(121,429,521)	(121,147,657)
Effect of exchange rate changes	(1,633,158)	(11,369,704)		4,820,616	(17,726,303)
Cash and cash equivalents - beginning of year		1,298,565,042		1,527,777,270
Cash and cash equivalents - end of year	102,158,306	711,205,698		1,298,565,042	1,527,777,270
Cash, cash equivalents and restricted cash	102,316,311		$ 187,101,761		1,527,777,270	¥ 712,305,698	¥ 1,302,565,042	¥ 1,123,166,156
Parent Company
Cash flows from operating activities:
Net income (loss)	(23,655,674)	(164,686,075)		(387,744,018)	409,492,179
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,376,597	9,583,596		18,108,942	30,455,939
Depreciation	4,655	32,409		20,227	10,890
(Loss) income from equity in subsidiaries and VIEs	20,391,047	141,958,398		362,290,233	(448,460,128)
Changes in operating assets and liabilities:
Other receivables					20,811,000
Other current assets	(12,764)	(88,859)		222,416	527,481
Other non-current assets	60,086	418,307		(84,950)	(333,357)
Other current liabilities	262,344	1,826,388		431,312	1,349,551
Net cash provided by (used in) operating activities	(1,573,709)	(10,955,836)		(6,755,838)	13,853,555
Cash flows from investing activities:
Collection of loan to subsidiaries	92,955	647,137		5,572,843	1,896,887
Purchases of property and equipment, intangible assets					(63,527)
Proceeds from disposal of Up Capital	4,883,672	33,999,151
Net cash used in investing activities	4,976,627	34,646,288		5,572,843	(19,447,915)
Cash flows from financing activities:
Exercise of options	4,257	29,636		3,267,210	11,678,547
Dividend paid to Jupai shareholders				(126,355,510)	(111,196,228)
Net cash (used in) provided by financing activities	4,257	29,636		(123,088,300)	(99,517,681)
Effect of exchange rate changes	847,339	5,898,988		(12,762,126)	(10,039,644)
Net (decrease) increase in cash and cash equivalents	4,254,514	29,619,076		(137,033,421)	(115,151,685)
Cash and cash equivalents - beginning of year	1,497,391	10,424,536		147,457,957	262,609,642
Cash and cash equivalents - end of year	$ 5,751,905	¥ 40,043,612	$ 1,497,391	¥ 10,424,536	147,457,957
Parent Company | UP Capital
Cash flows from investing activities:
Investment in acquiree					(17,172,335)
Parent Company | Non-linear
Cash flows from investing activities:
Investment in acquiree					¥ (4,108,940)